Intangible Assets - Summary of Changes in Company's Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Cost Price Of Intangibles [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Government Assistance Recorded against the cost of intangibles	$ 0.5	$ 6.5